PRIVATE PLACEMENT (Details) - USD ($)		6 Months Ended
	Jan. 30, 2025	Jun. 30, 2025	Jan. 31, 2025
PRIVATE PLACEMENT
Proceeds from private warrants and private units		$ 2,483,000
Aggregate purchase price		$ 100,000
Subsequent event
PRIVATE PLACEMENT
Price per unit	$ 10
Private placement
PRIVATE PLACEMENT
Number of units offered		248,300
Price per unit	15
Number of warrants		1,000,000
Exercise price of warrants	$ 15	$ 15
Number of shares per warrant	1
Private placement | Subsequent event
PRIVATE PLACEMENT
Price per unit	$ 15
Proceeds from private warrants and private units	$ 2,583,000
Exercise price of warrants	$ 15
Number of shares per warrant	1
Private placement | Related party
PRIVATE PLACEMENT
Price per unit	$ 10
Proceeds from private warrants and private units	$ 2,483,000
Private placement | Related party | Subsequent event
PRIVATE PLACEMENT
Number of units offered	248,300
Price per unit	$ 10
Proceeds from private warrants and private units	$ 2,483,000
Private placement | Related party | Ramnaraine Jospeh Jaigobind
PRIVATE PLACEMENT
Number of units offered	25,000
Private placement | Related party | Ramnaraine Jospeh Jaigobind | Subsequent event
PRIVATE PLACEMENT
Number of units offered	25,000
Private placement | Sponsor
PRIVATE PLACEMENT
Number of units offered	223,300
Number of warrants	1,000,000
Exercise price of warrants	$ 0.1
Price per warrant	$ 0.1
Number of shares per warrant	1
Aggregate purchase price	$ 100,000
Private placement | Sponsor | Subsequent event
PRIVATE PLACEMENT
Number of units offered	223,300
Exercise price of warrants	$ 0.1
Price per warrant	$ 0.1		$ 0.1